UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:   10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

RAM Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 57.7%
	AEROSPACE/DEFENSE - 0.9%
1,000	General Dynamics Corp.		$ 68,120

	APPAREL - 1.1%
1,000	VF Corp.		83,240

	AUTO MANUFACTURERS - 0.9%
5,000	Ford Motor Co. *		70,650

	BANKS - 10.9%
1,000	Bank of Nova Scotia		53,510
20,000	Citigroup, Inc. *		83,400
1,000	Goldman Sachs Group, Inc.		160,950
4,000	JPMorgan Chase & Co.		150,520
1,000	Royal Bank of Canada		53,380
1,000	Toronto-Dominion Bank		72,200
5,000	US Bancorp		120,900
6,000	Wells Fargo & Co.		156,480
			851,340
	BEVERAGES - 0.9%
1,000	PepsiCo, Inc.		65,300

	COMPUTERS - 5.3%
3,000	Hewlett-Packard Co.		126,180
2,000	IBM Corp.		287,200
			413,380
	COSMETICS/PERSONAL CARE - 0.5%
645	Procter & Gamble Co.		41,003

	FOOD - 1.6%
2,000	Campbell Soup Co.		72,500
1,400	General Mills, Inc.		52,556
			125,056
	HEALTHCARE-PRODUCTS - 1.9%
1,700	Baxter International, Inc.		86,530
1,000	Johnson & Johnson		63,670
			150,200
	HEALTHCARE-SERVICES - 0.5%
1,000	UnitedHealth Group, Inc.		36,050

RAM Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
Shares			Value
	INSURANCE - 4.7%
5,000	Assured Guaranty Ltd.		$ 95,250
1	Berkshire Hathaway, Inc. *		119,300
2,000	Hartford Financial Services Group, Inc.		47,960
2,000	Sun Life Financial, Inc.		56,660
2,000	Unum Group		44,840
			364,010
	MEDIA - 2.8%
3,000	DIRECTV *		130,380
2,500	Walt Disney Co.		90,275
			220,655
	MINING - 3.1%
4,000	Newmont Mining Corp.		243,480

	PACKAGING & CONTAINERS - 1.3%
1,000	Bemis Co., Inc.		31,760
2,000	Sonoco Products Co.		67,000
			98,760
	PHARMACEUTICALS - 9.2%
2,600	Abbott Laboratories		133,432
1,000	Allergan, Inc.		72,410
1,000	AmerisourceBergen Corp.		32,820
5,000	Bristol-Myers Squibb Co.		134,500
2,000	Eli Lilly & Co.		70,400
2,000	Merck & Co., Inc.		72,560
2,000	Novartis AG - ADR		115,900
2,992	Pfizer, Inc.		52,061
1,000	Sanofi-Aventis SA - ADR		35,110
			719,193
	RETAIL - 8.1%
2,000	Best Buy Co., Inc.		85,960
7,000	Ltd Brands, Inc.		205,730
700	McDonald's Corp.		54,439
3,000	Wal-Mart Stores, Inc.		162,510
2,000	Walgreen Co.		67,760
1,000	Yum! Brands, Inc.		49,560
			625,959
	SEMICONDUCTORS - 1.0%
4,000	Intel Corp.		80,280

RAM Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
Shares			Value
	SOFTWARE - 2.7%
800	Fiserv, Inc. *		$ 43,616
3,000	Microsoft Corp.		79,920
3,000	Oracle Corp.		88,200
			211,736
	TELECOMMUNICATIONS - 0.3%
1,000	Cisco Systems, Inc. *		22,830

	TOTAL COMMON STOCK ( Cost - $4,332,693)		4,491,242

	TOTAL INVESTMENTS - 57.7% ( Cost - $4,332,693) (a)		$4,491,242
	ASSETS LESS OTHER LIABILITIES - 42.3%		3,295,604
	NET ASSETS - 100.0%		$7,786,846

	SECURITIES SOLD SHORT - 42.6%
28,000	SPDR S&P 500 ETF Trust
	TOTAL SECURITIES SOLD SHORT ( Proceeds $3,195,640)		3,318,840

(a) Represents cost for financial purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 181,620
		Unrealized depreciation	(146,271)
		Net unrealized appreciation	$ 35,349

ADR - American Depositary Receipt
* Non-income producing security.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust's Fair Value Committee and in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures"). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

RAM Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

		The Fund did not hold any Level 3 securities during the period.
*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/28/10